INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net income per share
The following table sets forth the computation of basic and diluted net income per share attributable to the Company’s common shareholders for the years indicated:

	Year ended June 30,
	2018	2019	2020
Numerator:
Net income attributable to the Company as reported	$107,161	$125,261	$79,396
Less: Earnings allocated to participating securities	—	—	(83)

Net income attributable to common stockholders - basic	$107,161	$125,261	$79,313

Add:
Effect of Convertible Bond	264	562	93
Earnings allocated to participating securities	—	—	83
Less:
Earnings reallocated to participating securities considering potentially dilutive securities	—	—	(83)

Net income attributable to common stockholders – diluted	$107,425	$125,823	$79,406

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share(i)	60,434,019	60,456,524	60,478,717
Effect of dilutive securities
Convertible Bond	788,800	796,200	130,525
Restricted shares	25,746	21,160	—

Weighted average ordinary shares outstanding used in computing diluted income per share	61,248,565	61,273,884	60,609,242

Income per share – basic	$1.77	2.07	1.31

Income per share – diluted	$1.75	2.05	1.31

(i)
Vested and unissued restricted shares of 91,920, 114,425 and 15,000 shares are included in the computation of basic and diluted income per share for the years ended June 30, 2018, 2019 and 2020, respectively. The effect of share options has been excluded from the computation of diluted income per share for the year
s
ended June 30, 2018
and 2019
as their effects would be anti-dilutive.
 There were no outstanding share options for the year ended June 30, 2020.